Accounting Changes and Error Corrections (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
2. Recent Accounting Pronouncements
In November 2023, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update (or ASU) 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (or ASU 2023-07). ASU 2023-07 introduced updates for how significant segment expense categories and amounts for each reportable segment are disclosed. A significant segment expense is defined as an expense that is:

•Significant to the segment,
•Regularly provided to or easily computed from information regularly provided to the chief operating decision maker, and
•Included in the reported measure of segment profit or loss.

This additional disclosure for segmented reporting is intended to provide additional information to financial statement users as now expenses such as direct expenses, shared expenses, allocated corporate overhead, or significant interest expense need to be disaggregated and reported separately for each segment. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023. The Company has adopted this standard starting with its annual financial statements as at and for the year ended December 31, 2024. The impact of adopting this new accounting guidance resulted in additional disclosure for segmented reporting in the Company’s financial statements. Please refer to note 4 for segment reporting.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (or ASU 2023-09) which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This additional disclosure is intended to provide additional information and transparency of income tax disclosures by providing consistent categories and greater disaggregation of information in the rate reconciliation as well as income taxes paid disaggregated by jurisdiction. The amendments in the standard are effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively, with retrospective application permitted. The Company expects to adopt this standard in its annual period beginning fiscal year 2025. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses, which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that for each interim and annual reporting period, an entity:
•Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, and (d) intangible asset amortization, included in each relevant expense caption on the face of the income statement within continuing operations;
•Include certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements;
•Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and
•Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
The amendments in the standard are effective for annual periods beginning after December 15, 2026, and for interim reporting periods beginning after December 15, 2027. Early adoption is permitted and should be applied prospectively, with retrospective application permitted. The Company expects to adopt this standard in its annual period beginning fiscal year 2027. The Company is currently evaluating the impact of this standard on its consolidated financial statements.